Property and Equipment (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6,600,000	$ 5,500,000	$ 4,800,000
Net book value	26,862,000	18,057,000
Software Development
Property, Plant and Equipment [Line Items]
Net book value	12,100,000	8,500,000
Software Development Work-in-Progress
Property, Plant and Equipment [Line Items]
Net book value	$ 7,500,000	$ 3,900,000